UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th& Cherry Streets
Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2008

Date of reporting period: November 30, 2007

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2007 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

SEMI-ANNUAL REPORT 2007

November 30, 2007

1

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for the six-month period ended November 30, 2007.

Assets continued to grow to the Fund’s highest levels since its inception: $780,008,894 as of November 30, 2007. We believe the positive effects of the Fund’s investments assist low- and moderate-income families throughout the nation. As of November 30, 2007, investments in the Fund helped finance approximately 130,000 affordable rental housing units; 4,600 mortgages for low- and moderate income families; $27.3 million in affordable healthcare facilities; $121.4 million in economic development programs including Brownfield redevelopment, childcare services and neighborhood revitalization programs; $76.0 million in job creation and job training programs; and $307.6 million toward statewide home ownership and down payment assistance programs throughout the United States.

We believe the positive effects of the Fund’s investments, along with the Fund’s disciplined investment and research approach contributed to our depository shareholders continuation of a 100% success rate earning positive consideration for the Community Reinvestment Act investment test.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

TABLE OF CONTENTS

Manager’s Discussion & Analysis	3

Fund Profile	4

Expenses	5

Schedule of Investments	6

Statement of Assets and Liabilities	20

Statement of Operations	21

Statement of Changes in Net Assets	22

Financial Highlights	24

Notes to Financial Statements	27

3

MANAGER’S DISCUSSION & ANALYSIS

For the six-month period ended November 30, 2007, the CRA Share class delivered total returns of 4.71%, the Institutional Share Class delivered total returns of 5.00% and the Retail Share Class delivered total returns of 4.72%*. For the same period, the Lehman Brothers Aggregate Bond Index had a return of 6.04%.

The global credit crunch roiled financial markets during the six-month period ended November 30, 2007 as concerns related to subprime mortgages spread to the general credit markets. The yield curve shifted lower across the board as the Federal Reserve cut the Federal funds rate a total of 0.75% and the discount rate by 1.25% in an attempt to increase liquidity. The 10-year Treasury declined from 4.88% to 3.98%. Given this flight to quality, U.S. Treasuries were the best performing sector of the bond market during this time frame and the Fund’s underperformance was primarily due to its lack of exposure to this sector.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

* As of December 31, 2007, the CRA Share Class’ 1-year, 5-year, and since inception (August 30, 1999) annualized returns were 5.80%, 3.60% and 5.38%, respectively. The total annual CRA Share Class operating expenses were 0.96%. For the Institutional Share Class and Retail Share Class, the cumulative returns since inception (March 2, 2007) were 4.43% and 4.15%, respectively. The total annual Institutional Share Class and Retail Share Class operating expenses were 0.61% and 0.96, respectively. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied on as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management.

Carefully consider the risks, investment objectives, charges and expenses of the Fund before investing. The prospectus contains this and other important information. Call 866-202-3573 for a prospectus. Please read the prospectus carefully before investing.

4	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Fund Profile November 30, 2007 (Unaudited)

Top Ten Holdings*
(% of Net Assets)

GNMA Multi Family 2006-63 A, 4.26%, 02/16/2032	2.89%
GNMA Multi Family 2007-12 A, 3.96%, 06/16/2031	2.28%
Maryland Community Development Administration,6.07%, 09/01/2037	1.68%
GNMA Multi Family 2007-34 A, 4.27%, 11/16/2026	1.25%
GNMA Multi Family 2005-59 B, 4.82%, 10/16/2029	1.21%
Virginia Housing Development Authority, 5.50%, 06/25/2034	1.09%
GNMA Multi Family 2006-51 A, 4.25%, 10/16/2030	1.01%
CRF Affordable Housing, 5.50%, 04/25/2035	0.91%
FNMA Multi Family Pool 873706, 6.04%, 06/01/2016	0.82%
GNMA Multi Family 2006-3 A, 4.21%, 01/16/2028	0.75%
13.89%

Asset Allocation
(% of Net Assets)

Corporate Bond	0.05%
FGLMC Single Family	12.20%
FHA Project Loan	0.97%
FNMA Multi Family	13.56%
FNMA Single Family	16.21%
GNMA Construction	0.70%
GNMA Multi Family	19.51%
GNMA Single Family	0.02%
HUD	0.01%
SBA	1.36%
Municipal Bonds	31.87%
Miscellaneous Investments	1.00%
Short Term Investments	2.61%
Liabilities in Excess of Other Assets	(0.07)%
100.00%

*Excludes Short-Term Investments

5

Expenses November 30, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2007 and held for the six-month period ended November 30, 2007.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2007	Ending Account Value November 30, 2007	Expenses Paid During Period* June 1, 2007 Through November 30, 2007
Actual	CRA Shares	$1,000.00	$1,047.10	$5.02
	Institutional Shares	1,000.00	1,050.00	3.23
	Retail Shares	1,000.00	1,047.20	5.02
Hypothetical	CRA Shares	$1,000.00	$1,020.10	$4.95
(5% return	Institutional Shares	1,000.00	1,021.85	3.18
before	Retail Shares	1,000.00	1,020.10	4.95
expenses)

*Expenses are equal to the annualized expense ratios of 0.98%, 0.63% and 0.98% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.71%, 5.00% and 4.72% for the fiscal period of June 1, 2007 to November 30, 2007 for CRA Shares, Institutional Shares and Retail Shares, respectively.

6	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments November 30, 2007

	Principal Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$383,250
TOTAL CORPORATE BOND (Cost $370,000)		383,250

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 64.54%
FGLMC Single Family - 12.20%
Pool A34544, 5.00%, 04/01/2035	1,741,983	1,711,296
Pool A38831, 5.00%, 04/01/2035	815,634	801,266
Pool A45069, 5.00%, 05/01/2035	730,674	717,802
Pool A45529, 5.00%, 06/01/2035	2,022,146	1,986,523
Pool A46125, 5.00%, 07/01/2035	2,251,611	2,211,946
Pool B31700, 5.00%, 07/01/2035	585,817	575,497
Pool A46739, 5.00%, 08/01/2035	355,392	349,131
Pool A47419, 5.00%, 10/01/2035	294,977	289,780
Pool A47548, 5.00%, 11/01/2035	1,127,898	1,108,029
Pool A40763, 5.00%, 12/01/2035	242,728	238,452
Pool A42100, 5.00%, 01/01/2036	622,838	611,866
Pool A68734, 5.00%, 07/01/2037	1,214,724	1,192,079
Pool C72447, 5.50%, 10/01/2032	527,123	528,853
Pool C72677, 5.50%, 11/01/2032	722,019	724,388
Pool C75088, 5.50%, 12/01/2032	585,167	587,087
Pool A15506, 5.50%, 10/01/2033	670,084	671,848
Pool A19043, 5.50%, 02/01/2034	681,135	682,331
Pool A26091, 5.50%, 08/01/2034	904,333	905,921
Pool A28167, 5.50%, 10/01/2034	504,540	505,426
Pool A30452, 5.50%, 12/01/2034	528,626	529,554
Pool A33163, 5.50%, 01/01/2035	665,418	665,978
Pool A34530, 5.50%, 04/01/2035	1,280,712	1,281,790
Pool A45404, 5.50%, 06/01/2035	1,301,568	1,302,663
Pool A46469, 5.50%, 07/01/2035	903,852	904,612
Pool A37281, 5.50%, 08/01/2035	626,098	626,625
Pool A37325, 5.50%, 08/01/2035	1,093,164	1,094,084
Pool A46750, 5.50%, 08/01/2035	319,507	319,775
Pool A46861, 5.50%, 09/01/2035	1,097,559	1,099,485
Pool A38484, 5.50%, 10/01/2035	1,270,290	1,271,359
Pool A47421, 5.50%, 10/01/2035	646,838	647,382
Pool A40186, 5.50%, 11/01/2035	1,032,661	1,033,530
Pool A47557, 5.50%, 11/01/2035	269,406	269,633
Pool A40764, 5.50%, 12/01/2035	529,224	529,669
Pool A42101, 5.50%, 01/01/2036	1,952,153	1,953,795
Pool A43744, 5.50%, 03/01/2036	1,041,255	1,041,538
Pool A44641, 5.50%, 04/01/2036	1,385,370	1,385,747
Pool A56707, 5.50%, 01/01/2037	1,076,351	1,076,467
Pool A57436, 5.50%, 01/01/2037	1,315,598	1,315,956
Pool A58653, 5.50%, 03/01/2037	2,620,767	2,621,480
Pool A59858, 5.50%, 04/01/2037	885,137	885,233
Pool A60749, 5.50%, 05/01/2037	1,451,446	1,451,603
Pool A63607, 5.50%, 07/01/2037	1,030,047	1,030,158
Pool A66019, 5.50%, 08/01/2037	2,031,736	2,032,288
Pool A68746, 5.50%, 10/01/2037	1,903,890	1,904,095
Pool A69361, 5.50%, 11/01/2037	1,088,707	1,089,003
Pool B31165, 6.00%, 12/01/2031	145,303	148,197
Pool C61762, 6.00%, 12/01/2031	111,831	114,058

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool C70994, 6.00%, 09/01/2032	$277,219	$282,482
Pool C72004, 6.00%, 09/01/2032	405,625	413,326
Pool C74224, 6.00%, 11/01/2032	291,487	297,021
Pool C74648, 6.00%, 11/01/2032	387,637	394,997
Pool C74651, 6.00%, 11/01/2032	45,264	46,123
Pool C75089, 6.00%, 12/01/2032	315,769	321,764
Pool C76059, 6.00%, 01/01/2033	441,501	449,883
Pool C77393, 6.00%, 02/01/2033	241,633	245,904
Pool A15513, 6.00%, 10/01/2033	256,656	261,193
Pool A26090, 6.00%, 08/01/2034	680,428	691,861
Pool A40185, 6.00%, 11/01/2035	452,534	459,629
Pool A40766, 6.00%, 12/01/2035	684,373	695,103
Pool A42102, 6.00%, 01/01/2036	626,519	636,342
Pool A42806, 6.00%, 02/01/2036	2,362,539	2,399,579
Pool A43728, 6.00%, 03/01/2036	924,166	938,304
Pool A43745, 6.00%, 03/01/2036	2,451,825	2,490,265
Pool A44642, 6.00%, 04/01/2036	2,411,469	2,449,277
Pool A49014, 6.00%, 05/01/2036	3,082,505	3,129,664
Pool A49847, 6.00%, 06/01/2036	3,010,506	3,056,563
Pool A50702, 6.00%, 07/01/2036	1,084,995	1,101,594
Pool A52235, 6.00%, 09/01/2036	920,616	934,700
Pool A52901, 6.00%, 09/01/2036	1,143,834	1,161,334
Pool A53439, 6.00%, 10/01/2036	1,162,601	1,180,387
Pool A54312, 6.00%, 11/01/2036	1,481,411	1,504,637
Pool A55852, 6.00%, 12/01/2036	1,500,944	1,523,907
Pool A56709, 6.00%, 01/01/2037	1,122,311	1,139,481
Pool A57261, 6.00%, 02/01/2037	1,097,507	1,114,206
Pool A60055, 6.00%, 04/01/2037	943,400	957,754
Pool A63610, 6.00%, 07/01/2037	1,280,098	1,299,576
Pool A66123, 6.00%, 07/01/2037	1,053,584	1,069,614
Pool A64648, 6.00%, 08/01/2037	1,273,586	1,292,965
Pool A67088, 6.00%, 09/01/2037	1,295,948	1,315,667
Pool A68807, 6.00%, 11/01/2037	2,147,255	2,179,885
Pool A69362, 6.00%, 11/01/2037	1,045,674	1,061,584
Pool C38992, 6.50%, 12/01/2029	371,132	385,028
Pool C50755, 6.50%, 03/01/2031	105,033	108,602
Pool C54246, 6.50%, 07/01/2031	63,082	65,225
Pool C58863, 6.50%, 09/01/2031	83,495	86,494
Pool C59148, 6.50%, 10/01/2031	90,237	93,304
Pool B31166, 6.50%, 12/01/2031	67,567	69,863
Pool C61764, 6.50%, 12/01/2031	179,760	185,868
Pool C63392, 6.50%, 01/01/2032	70,176	72,537
Pool C64625, 6.50%, 02/01/2032	188,307	194,642
Pool C65420, 6.50%, 03/01/2032	243,971	252,179
Pool C66763, 6.50%, 05/01/2032	487,275	503,669
Pool C66830, 6.50%, 05/01/2032	126,077	130,318
Pool C68518, 6.50%, 06/01/2032	152,124	157,242
Pool C72446, 6.50%, 08/01/2032	363,660	375,895
Pool A49963, 6.50%, 06/01/2036	606,921	624,168
Pool A50703, 6.50%, 07/01/2036	1,955,285	2,010,847
Pool A51486, 6.50%, 08/01/2036	922,481	948,694
Pool A52237, 6.50%, 08/01/2036	937,147	963,777
Pool A52899, 6.50%, 09/01/2036	887,267	912,479
Pool A53441, 6.50%, 10/01/2036	1,141,122	1,173,548
Pool A68747, 6.50%, 10/01/2037	1,198,676	1,232,536
Pool C41299, 7.50%, 08/01/2030	96,001	102,519
		95,171,283

The accompanying notes are an integral part of the financial statements.

8	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
FHA Project Loan - 0.97%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (a)	$3,229,707	$3,436,731
034-35271, 6.95%, 01/01/2033 (a)	405,486	424,585
034-35272, 6.95%, 01/01/2033 (a)	401,882	420,810
WM 2002-1, 7.43%, 08/01/2019 (a)	1,584,553	1,610,064

Reilly
130, 7.43%, 08/25/2021 (a)	1,642,435	1,668,879
		7,561,069
FNMA Multi Family - 13.56%
Pool 387459, 4.48%, 06/01/2011	376,304	376,431
Pool 386084, 4.56%, 01/01/2012	119,940	120,353
Pool 386947, 4.62%, 11/01/2014	1,311,126	1,308,096
Pool 386602, 4.66%, 10/01/2013	2,833,002	2,844,608
Pool 386432, 4.75%, 08/01/2013	1,103,122	1,107,521
Pool 387425, 4.76%, 06/01/2015	4,831,666	4,844,380
Pool 386862, 4.78%, 05/01/2014	1,898,866	1,903,357
Pool 387286, 4.78%, 03/01/2015	2,994,761	3,008,829
Pool 387159, 4.83%, 12/01/2014	481,356	485,439
Pool 387284, 4.84%, 03/01/2015	962,368	964,409
Pool 387273, 4.89%, 02/01/2015	287,388	288,854
Pool 386968, 4.92%, 05/01/2014	2,822,047	2,863,370
Pool 387202, 4.98%, 12/01/2014	4,675,319	4,752,643
Pool 387560, 4.98%, 09/01/2015	485,400	489,374
Pool 387109, 5.02%, 09/01/2014	961,651	979,425
Pool 387517, 5.02%, 08/01/2020	1,941,766	1,937,483
Pool 386980, 5.04%, 06/01/2014	1,240,861	1,265,674
Pool 873236, 5.09%, 02/01/2016	977,569	990,671
Pool 386106, 5.10%, 10/01/2018	255,405	256,677
Pool 387433, 5.11%, 06/01/2023	969,071	970,209
Pool 387289, 5.12%, 07/01/2029	697,040	696,972
Pool 387438, 5.18%, 06/01/2020	242,226	244,722
Pool 386104, 5.19%, 04/01/2021	374,968	377,870
Pool 387215, 5.19%, 01/01/2023	513,135	517,058
Pool 387216, 5.19%, 01/01/2023	589,414	593,883
Pool 387446, 5.22%, 06/01/2020	3,854,645	3,906,195
Pool 874244, 5.23%, 12/01/2020	1,089,017	1,119,441
Pool 386892, 5.23%, 04/01/2022	552,691	558,720
Pool 387452, 5.25%, 06/01/2035	775,872	770,568
Pool 874253, 5.29%, 08/01/2017	1,578,994	1,623,359
Pool 873414, 5.29%, 02/01/2024	1,760,101	1,786,397
Pool 387349, 5.31%, 04/01/2020	1,769,186	1,805,086
Pool 387312, 5.33%, 04/01/2035	2,902,423	2,893,842
Pool 874082, 5.35%, 06/01/2018	1,978,573	2,027,113
Pool 873470, 5.42%, 03/01/2016	2,039,700	2,105,699
Pool 387399, 5.46%, 08/01/2020	293,132	301,272
Pool 387158, 5.48%, 11/01/2022	966,594	1,002,652
Pool 874487, 5.52%, 05/01/2025	4,721,649	4,887,206
Pool 873550, 5.55%, 04/01/2024	1,718,512	1,782,039
Pool 874136, 5.57%, 12/01/2016	247,443	259,018
Pool 874521, 5.61%, 04/01/2024	1,615,040	1,685,490
Pool 386969, 5.70%, 05/01/2009 (a)	260,098	260,748
Pool 387708, 5.70%, 11/01/2015	749,464	785,628
Pool 874262, 5.75%, 01/01/2017	751,691	766,994
Pool 873766, 5.79%, 07/01/2024	1,084,925	1,147,285
Pool 386464, 5.88%, 08/01/2021	1,053,234	1,113,641

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool 873731, 5.88%, 07/01/2023	$2,413,060	$2,571,776
Pool 874920, 5.91%, 07/01/2023	1,057,133	1,134,558
Pool 873830, 5.94%, 07/01/2024	4,923,812	5,268,263
Pool 387005, 5.95%, 06/01/2022	729,873	777,795
Pool 873642, 5.99%, 05/01/2024	674,152	724,071
Pool 873705, 6.03%, 06/01/2016	1,480,199	1,549,099
Pool 873706, 6.04%, 06/01/2016	6,118,345	6,405,342
Pool 873679, 6.10%, 06/01/2024	1,318,459	1,429,323
Pool 387046, 6.11%, 10/01/2022	635,070	685,399
Pool 385327, 6.16%, 08/01/2017	469,948	507,006
Pool 385229, 6.33%, 09/01/2017	2,225,418	2,424,166
Pool 383486, 6.33%, 04/01/2019	602,025	650,671
Pool 874736, 6.43%, 10/01/2025	498,853	558,293
Pool 384990, 6.57%, 04/01/2020	187,926	206,819
Pool 384719, 6.59%, 02/01/2017	1,414,066	1,564,251
Pool 383604, 6.65%, 05/01/2016	646,797	714,889
Pool 383143, 6.75%, 02/01/2016	2,772,612	3,076,558
Pool 383145, 6.85%, 02/01/2019	1,982,417	2,204,618
Pool 385051, 6.89%, 05/01/2020	2,270,114	2,550,782
Pool 385052, 6.89%, 05/01/2020	725,669	815,470
Pool 386046, 7.22%, 04/01/2021	2,772,156	3,192,493
		105,788,343
FNMA Single Family - 16.21%
Pool 670266, 5.00%, 01/01/2018	383,129	384,354
Pool 776854, 5.00%, 11/01/2034	287,701	282,478
Pool 783885, 5.00%, 12/01/2034	849,326	833,905
Pool 809308, 5.00%, 01/01/2035	430,318	422,505
Pool 808194, 5.00%, 03/01/2035	609,115	597,574
Pool 832752, 5.00%, 08/01/2035	776,187	761,481
Pool 820333, 5.00%, 09/01/2035	770,834	756,228
Pool 829353, 5.00%, 10/01/2035	970,496	952,107
Pool 868751, 5.00%, 04/01/2036	1,298,479	1,273,101
Pool 914311, 5.00%, 02/01/2037	479,592	470,052
Pool 677877, 5.50%, 11/01/2032	348,677	350,359
Pool 674879, 5.50%, 01/01/2033	207,421	208,422
Pool 696281, 5.50%, 02/01/2033	162,770	163,556
Pool 720036, 5.50%, 07/01/2033	491,547	493,612
Pool 776709, 5.50%, 05/01/2034	852,742	855,594
Pool 779567, 5.50%, 05/01/2034	410,365	411,737
Pool 783927, 5.50%, 10/01/2034	679,934	682,208
Pool 796896, 5.50%, 10/01/2034	631,658	633,771
Pool 783891, 5.50%, 12/01/2034	993,397	996,719
Pool 809305, 5.50%, 01/01/2035	734,428	736,884
Pool 809306, 5.50%, 01/01/2035	798,718	801,389
Pool 809309, 5.50%, 01/01/2035	490,878	492,519
Pool 808195, 5.50%, 02/01/2035	735,802	738,263
Pool 808212, 5.50%, 02/01/2035	439,675	441,146
Pool 814622, 5.50%, 02/01/2035	2,134,649	2,139,559
Pool 815003, 5.50%, 03/01/2035	1,390,204	1,393,401
Pool 833181, 5.50%, 09/01/2035	259,514	260,111
Pool TBA 5.50%, 12/01/2035	1,700,000	1,702,655
Pool 865616, 5.50%, 02/01/2036	956,390	958,178
Pool 906001, 5.50%, 12/01/2036	1,939,614	1,943,239
Pool 907767, 5.50%, 12/01/2036	1,338,636	1,341,138
Pool 906297, 5.50%, 01/01/2037	2,894,828	2,900,238
Pool 910418, 5.50%, 01/01/2037	1,013,684	1,015,579
Pool 910343, 5.50%, 02/01/2037	2,147,211	2,150,797
Pool 918816, 5.50%, 02/01/2037	855,964	857,563

The accompanying notes are an integral part of the financial statements.

10	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool 915093, 5.50%, 04/01/2037	$1,611,565	$1,614,257
Pool 918823, 5.50%, 04/01/2037	1,180,015	1,181,986
Pool 937689, 5.50%, 05/01/2037	1,333,937	1,336,165
Pool 937690, 5.50%, 05/01/2037	1,095,162	1,096,991
Pool 937698, 5.50%, 05/01/2037	1,530,920	1,533,477
Pool 942355, 5.50%, 06/01/2037	969,234	970,852
Pool 944232, 5.50%, 06/01/2037	1,066,668	1,068,450
Pool 942847, 5.50%, 07/01/2037	1,085,194	1,087,007
Pool 942856, 5.50%, 07/01/2037	2,406,639	2,410,658
Pool 948666, 5.50%, 07/01/2037	1,046,908	1,048,656
Pool 948667, 5.50%, 08/01/2037	1,085,422	1,087,234
Pool 614014, 6.00%, 11/01/2031	146,033	149,128
Pool 614022, 6.00%, 11/01/2031	89,760	91,663
Pool 624093, 6.00%, 02/01/2032	178,060	181,834
Pool 624108, 6.00%, 03/01/2032	297,409	303,428
Pool 783736, 6.00%, 07/01/2034	920,482	937,078
Pool 794353, 6.00%, 08/01/2034	913,816	930,292
Pool 796897, 6.00%, 09/01/2034	896,206	912,365
Pool 783925, 6.00%, 10/01/2034	516,950	526,271
Pool 783870, 6.00%, 11/01/2034	797,632	812,014
Pool 809310, 6.00%, 01/01/2035	842,448	857,638
Pool 852752, 6.00%, 01/01/2036	143,278	145,646
Pool 865614, 6.00%, 02/01/2036	1,942,554	1,975,327
Pool 866068, 6.00%, 02/01/2036	1,314,080	1,335,798
Pool 868753, 6.00%, 03/01/2036	1,379,438	1,402,237
Pool 868754, 6.00%, 03/01/2036	1,347,838	1,370,114
Pool 886135, 6.00%, 07/01/2036	2,772,171	2,817,988
Pool 900648, 6.00%, 07/01/2036	943,520	959,114
Pool 886642, 6.00%, 08/01/2036	2,403,926	2,443,657
Pool 900105, 6.00%, 08/01/2036	1,211,934	1,231,965
Pool 900241, 6.00%, 08/01/2036	873,692	888,132
Pool 901392, 6.00%, 09/01/2036	1,192,885	1,212,600
Pool 903485, 6.00%, 10/01/2036	866,062	880,376
Pool 906002, 6.00%, 12/01/2036	1,856,130	1,886,807
Pool 907769, 6.00%, 12/01/2036	1,769,483	1,798,728
Pool 910417, 6.00%, 12/01/2036	1,331,244	1,353,246
Pool 922596, 6.00%, 12/01/2036	1,224,345	1,244,581
Pool 906298, 6.00%, 01/01/2037	1,263,112	1,283,988
Pool 910114, 6.00%, 01/01/2037	1,055,265	1,072,705
Pool 910344, 6.00%, 02/01/2037	1,058,292	1,075,717
Pool 914334, 6.00%, 03/01/2037	1,227,990	1,248,209
Pool 918822, 6.00%, 04/01/2037	1,083,903	1,101,817
Pool 937699, 6.00%, 05/01/2037	1,138,891	1,157,643
Pool 940757, 6.00%, 05/01/2037	951,541	967,267
Pool 942848, 6.00%, 07/01/2037	1,658,552	1,685,861
Pool 942857, 6.00%, 07/01/2037	2,406,466	2,446,090
Pool 948669, 6.00%, 07/01/2037	1,963,555	1,995,887
Pool 952300, 6.00%, 07/01/2037	1,196,610	1,216,313
Pool 952628, 6.00%, 07/01/2037	1,986,044	2,018,747
Pool 952629, 6.00%, 07/01/2037	2,281,521	2,319,088
Pool 946756, 6.00%, 08/01/2037	5,516,440	5,607,274
Pool 946757, 6.00%, 08/01/2037	1,444,200	1,467,980
Pool 907085, 6.00%, 09/01/2037	1,079,843	1,097,623
Pool 947769, 6.00%, 09/01/2037	1,370,750	1,393,321
Pool 947770, 6.00%, 09/01/2037	3,194,290	3,246,887
Pool 947772, 6.00%, 09/01/2037	2,983,149	3,032,270
Pool 947774, 6.00%, 10/01/2037	1,413,827	1,437,107
Pool 953768, 6.00%, 11/01/2037	1,757,041	1,785,972

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool 960011, 6.00%, 11/01/2037	$2,278,084	$2,315,595
Pool TBA 6.00%, 12/01/2037	2,300,000	2,337,375
Pool 624109, 6.50%, 03/01/2032	189,778	196,209
Pool 641885, 6.50%, 03/01/2032	178,399	184,445
Pool 886136, 6.50%, 07/01/2036	846,746	871,004
Pool 886808, 6.50%, 07/01/2036	783,724	806,177
Pool 900106, 6.50%, 08/01/2036	996,676	1,025,229
Pool 900242, 6.50%, 08/01/2036	1,121,874	1,154,014
Pool 900649, 6.50%, 09/01/2036	2,019,435	2,077,290
Pool 901391, 6.50%, 09/01/2036	1,196,964	1,231,256
Pool 947771, 6.50%, 09/01/2037	1,094,507	1,125,750
		126,468,292
GNMA Construction - 0.70%
Pool 608330, 6.25%, 04/15/2048	2,990,200	3,275,895
Pool 645784, 6.75%, 02/15/2048	1,950,000	2,189,577
		5,465,472
GNMA Multi Family - 19.51%
2007-46 A, 3.14%, 11/16/2029	581,777	570,351
2007-39 AC, 3.51%, 09/01/2023	2,340,481	2,298,374
2006-39 A, 3.77%, 06/16/2025	4,774,722	4,688,305
2004-103 A, 3.88%, 12/16/2019	317,978	313,817
2006-68 A, 3.89%, 07/16/2026	4,985,286	4,902,938
2007-55 A, 3.91%, 08/16/2027	5,275,314	5,189,940
2006-8 A, 3.94%, 08/16/2025	2,558,028	2,523,605
2007-12 A, 3.96%, 06/16/2031	18,140,100	17,803,589
2005-79 A, 4.00%, 10/16/2033	2,680,914	2,645,995
2006-66 A, 4.09%, 08/16/2030	4,852,964	4,790,697
2006-9 A, 4.20%, 08/16/2026	2,692,850	2,664,187
2006-3 A, 4.21%, 01/16/2028	5,873,713	5,812,970
2006-51 A, 4.25%, 10/16/2030	7,948,513	7,860,040
2006-63 A, 4.26%, 02/16/2032	22,834,122	22,566,113
2007-34 A, 4.27%, 11/16/2026	9,877,222	9,784,747
2007-13 A, 4.32%, 11/16/2029	3,545,557	3,512,234
2005-59 A, 4.39%, 05/16/2023	1,120,264	1,111,540
2005-87 A, 4.45%, 03/16/2025	2,231,933	2,217,259
2005-34 B, 4.74%, 04/16/2029 (b)	4,800,000	4,784,076
2005-59 B, 4.82%, 10/16/2029 (b)	9,450,000	9,418,188
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	694,183
2007-69 B, 4.96%, 06/16/2030 (a)	1,350,000	1,364,715
2007-75 B, 5.05%, 03/16/2036 (a)	4,500,000	4,531,500
2006-32 A, 5.08%, 01/16/2030	1,734,567	1,742,902
2005-87 B, 5.12%, 01/16/2028 (b)	2,007,300	2,021,509
2006-39 B, 5.22%, 08/16/2028 (b)	2,000,000	2,020,541
Pool 652131, 5.30%, 06/15/2023	2,113,046	2,195,900
Pool 642165, 5.47%, 10/15/2035	1,778,275	1,851,391
Pool 634979, 5.50%, 01/15/2036	453,472	473,085
2007-75 C, 5.53%, 09/16/2038 (a)(b)	400,000	409,360
Pool 643790, 5.55%, 06/15/2027	333,377	350,232
Pool 664652, 5.65%, 06/01/2042	2,433,144	2,566,143
Pool 642637, 5.69%, 11/15/2042 (a)	500,000	535,300
Pool 614125, 5.70%, 12/15/2030	1,598,457	1,671,025
Pool 645747, 6.00%, 09/15/2032	163,835	175,477
Pool 637911, 6.00%, 07/15/2035	449,017	480,533
Pool 639306, 6.00%, 01/15/2036	1,181,258	1,269,907
Pool TBA 6.00%, 12/01/2042 (a)	2,342,000	2,545,286
Pool 649793, 6.05%, 08/15/2036	4,731,569	5,109,794

The accompanying notes are an integral part of the financial statements.

12	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool 636413, 6.25%, 04/15/2036	$1,259,855	$1,361,541
Pool 645787, 6.25%, 08/15/2036	263,511	285,517
Pool 608326, 6.50%, 10/15/2033	1,138,350	1,240,940
Pool 654736, 6.50%, 11/15/2036	1,629,150	1,779,270
		152,135,016
GNMA Single Family - 0.02%
Pool 582048, 6.50%, 01/15/2032	44,061	45,835
Pool 530199, 7.00%, 03/20/2031	64,718	68,336
		114,171
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	70,000	70,343

SBA - 1.36%
Small Business Administration
Pool 507253, 5.00%, 05/25/2030 (b)	1,759,028	1,744,898
Pool 507932, 5.08%, 04/25/2026 (b)	645,422	642,114
Pool 507766, 5.08%, 07/25/2031 (b)	652,848	649,184
Pool 507841, 5.08%, 08/25/2031 (b)	727,640	723,557
Pool 508045, 5.08%, 04/25/2032 (b)	2,586,557	2,572,056
Pool 507417, 5.10%, 09/25/2030 (b)	1,171,840	1,166,200
Pool 507529, 5.10%, 11/25/2030 (b)	800,909	797,056
Pool 508206, 5.10%, 09/25/2032 (a)(b)	2,307,375	2,307,375
		10,602,440
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $497,357,507)		503,376,429

MUNICIPAL BONDS - 31.87%
Alabama - 0.25%
Alabama Incentives Financing Authority
7.75%, 10/01/2019	1,800,000	1,917,576

Arizona - 0.10%
Phoenix Industrial Development Authority
5.04%, 10/20/2016	750,000	742,522

Arkansas - 0.11%
Arkansas Development Finance Authority
6.50%, 07/01/2021	815,000	841,765

California - 1.84%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,525,000	1,659,795

California Statewide Communities Development Authority
5.30%, 04/01/2016	2,275,000	2,314,881

Chula Vista Housing Corp.
4.84%, 05/15/2036 (b)	650,000	650,000

Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,674,189

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Los Angeles Community Redevelopment Agency
4.87%, 10/15/2038 (b)	$400,000	$400,000
5.83%, 12/01/2017	700,000	734,594

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	509,520

Redding Redevelopment Agency
6.00%, 09/01/2010	350,000	355,835

Sacramento County Housing Authority
7.65%, 09/01/2015	765,000	809,156

San Diego Public Facilities Financing Authority
5.95%, 10/01/2017	1,120,000	1,125,118

San Francisco City & County Redevelopment Financing Authority
5.62%, 08/01/2016	870,000	892,081
5.75%, 08/01/2037	500,000	516,375

San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	389,861
4.38%, 08/01/2013	405,000	398,305
4.50%, 08/01/2014	425,000	417,333
4.50%, 08/01/2015	445,000	434,333

Vacaville Redevelopment Agency
7.00%, 09/01/2010	1,015,000	1,056,798
		14,338,174
Colorado - 0.32%
Colorado Housing & Finance Authority
4.95%, 11/01/2036 (b)	1,000,000	1,000,000
5.22%, 05/01/2036	1,290,188	1,270,835
7.13%, 10/01/2012	220,000	223,432
		2,494,267
Connecticut - 0.39%
Connecticut Housing Finance Authority
3.44%, 11/15/2008	110,000	109,262
3.77%, 11/15/2009	100,000	99,314
3.96%, 11/15/2010	100,000	98,822
4.16%, 11/15/2011	50,000	49,837
4.46%, 11/15/2009	475,000	476,658
4.54%, 11/15/2010	475,000	477,589
4.61%, 11/15/2011	510,000	512,912
4.71%, 11/15/2013	540,000	544,730
5.83%, 11/15/2016	645,000	682,436
		3,051,560
Delaware - 0.07%
Delaware State Housing Authority
5.00%, 01/01/2010	525,000	530,743

Florida - 2.53%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	4,690,000	4,749,329

Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (b)	1,420,952	1,419,133

The accompanying notes are an integral part of the financial statements.

14	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Florida Housing Finance Corp.
4.79%, 01/01/2045 (b)	$5,100,000	$5,100,000
6.85%, 04/01/2021	355,000	372,306
7.00%, 09/01/2009	470,000	473,417
7.30%, 10/01/2010	410,000	431,189
7.88%, 07/01/2015	480,000	506,242

Miami Beach Redevelopment Agency
4.36%, 12/01/2007	1,710,000	1,710,000
4.67%, 12/01/2011	2,550,000	2,565,657

Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	1,325,000	1,284,097
6.60%, 08/01/2016	385,000	399,719
7.15%, 01/01/2019	260,000	277,178

Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	445,000	443,905
		19,732,172
Georgia - 0.06%
Fulton County Housing Authority
6.30%, 10/15/2014	465,000	485,483

Idaho - 0.19%
Idaho Housing & Finance Association
4.95%, 07/01/2038 (b)	1,000,000	1,000,000
6.00%, 07/01/2035	500,000	508,350
		1,508,350
Illinois - 1.07%
Illinois Housing Development Authority
4.55%, 12/01/2009	1,490,000	1,490,432
4.98%, 02/01/2009	150,000	150,927
5.08%, 01/01/2013	460,000	467,144
5.11%, 07/01/2013	465,000	472,863
5.16%, 01/01/2015	515,000	522,030
5.16%, 07/01/2015	535,000	542,303
5.31%, 08/01/2036	1,910,000	1,908,778
5.50%, 12/01/2014	2,000,000	2,049,980
6.21%, 06/01/2026	750,000	781,252
		8,385,709
Indiana - 1.62%
City of Elkhart
6.60%, 05/20/2014	465,000	492,124

Indiana Housing & Community Development Authority
5.51%, 01/01/2039	4,985,000	5,049,406
5.69%, 07/01/2037	1,990,000	2,015,134
5.90%, 01/01/2037	3,430,000	3,489,373

Indiana Housing Finance Authority
7.34%, 07/01/2030	1,505,000	1,562,626
		12,608,663

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Iowa - 0.08%
Iowa Finance Authority
6.55%, 12/01/2015	$570,000	$597,394

Kentucky - 1.76%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	674,995
5.17%, 07/01/2013	680,000	696,817
5.18%, 01/01/2014	160,000	163,422
5.33%, 07/01/2014	4,275,000	4,347,632
5.75%, 07/01/2037	4,955,000	5,033,983
5.77%, 07/01/2037	2,250,000	2,289,330
5.81%, 07/01/2014	500,000	523,890
		13,730,069
Louisiana - 0.12%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	430,000	433,646
5.60%, 12/01/2029	500,000	508,780
		942,426
Maryland - 2.07%
Maryland Community Development Administration
4.87%, 05/15/2036 (b)	2,000,000	2,000,000
6.07%, 09/01/2037	13,000,000	13,134,680

Montgomery County Housing Opportunities Commission
5.23%, 01/01/2009	1,000,000	1,007,210
		16,141,890
Massachusetts - 2.24%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	25,336

Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,600,000	2,621,892
5.27%, 12/01/2013	1,025,000	1,032,872
5.42%, 06/01/2009	250,000	250,180
5.54%, 12/01/2025	3,545,000	3,543,192
5.55%, 06/01/2025	940,000	941,203
5.84%, 12/01/2036	1,000,000	1,007,540
5.96%, 06/01/2017	1,450,000	1,511,480
6.32%, 12/01/2037	5,000,000	5,231,050
6.50%, 12/01/2039	1,255,000	1,274,766
		17,439,511
Michigan - 0.13%
Michigan State Housing Development Authority
4.95%, 12/01/2036 (b)	1,000,000	1,000,000

Minnesota - 0.39%
Minnesota State Housing Finance Agency
4.93%, 07/01/2012	500,000	506,465
5.76%, 01/01/2037	500,000	508,260
5.85%, 07/01/2036	985,000	1,024,114
6.30%, 07/01/2023	1,000,000	1,035,870
		3,074,709

The accompanying notes are an integral part of the financial statements.

16	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Mississippi - 0.14%
Mississippi Development Bank Special Obligation
4.85%, 03/01/2031 (b)	$1,100,000	$1,100,000

Missouri - 0.82%
Missouri State Housing Development Commission
4.00%, 09/01/2023	140,000	138,666
4.15%, 09/25/2025	248,069	246,244
5.72%, 09/01/2025	2,300,000	2,325,369
5.74%, 03/01/2037	475,000	479,360
5.82%, 03/01/2037	735,000	744,923
6.00%, 03/01/2025	735,000	739,270

St. Louis Housing Authority
5.04%, 04/01/2009	1,720,000	1,729,013
		6,402,845
Nevada - 0.27%
Nevada Housing Division
4.85%, 10/01/2030 (b)	480,000	480,000
4.85%, 04/01/2031 (b)	585,000	585,000
5.11%, 04/01/2017	35,000	34,877
6.24%, 04/01/2013	1,015,000	1,044,831
		2,144,708
New Jersey - 1.09%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,185
7.18%, 08/01/2013	125,000	125,211

New Jersey State Housing & Mortgage Finance Agency
4.85%, 11/01/2038 (b)	2,040,000	2,040,000
4.88%, 11/01/2047 (b)	1,100,000	1,100,000
5.27%, 10/01/2032	1,500,000	1,515,390
5.93%, 11/01/2028	1,625,000	1,675,538
6.13%, 11/01/2037	1,865,000	1,969,048
		8,540,372
New Mexico - 0.48%
New Mexico Mortgage Finance Authority
4.16%, 03/01/2009	50,000	49,901
4.72%, 01/01/2011	300,000	302,955
4.72%, 07/01/2011	290,000	292,857
4.90%, 01/01/2012	275,000	278,856
4.90%, 07/01/2012	250,000	253,505
5.00%, 01/01/2013	255,000	259,026
5.00%, 07/01/2013	270,000	274,263
5.42%, 01/01/2016	315,000	320,805
5.60%, 03/01/2011	195,000	197,980
5.68%, 09/01/2013	445,000	467,415
6.15%, 01/01/2038	1,000,000	1,019,440
		3,717,003
New York - 0.63%
New York City Housing Development Corp.
4.25%, 11/01/2009	1,050,000	1,048,446
4.43%, 11/01/2010	1,120,000	1,121,165
4.66%, 11/01/2010	1,690,000	1,693,211

New York City Industrial Development Agency
5.20%, 07/01/2009	345,000	343,037

Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	495,330

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Suffolk County Industrial Development Agency
5.20%, 07/01/2009	$185,000	$183,947
		4,885,136
Ohio - 0.43%
County of Cuyahoga
4.25%, 06/01/2011	870,000	865,815
5.10%, 06/01/2018	730,000	723,204

Ohio Housing Finance Agency
5.57%, 09/01/2016	850,000	873,069
5.84%, 09/01/2016	905,000	914,023
		3,376,111
Oklahoma - 0.39%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	1,000,000	1,009,860
5.65%, 09/01/2026	2,000,000	2,057,000
		3,066,860
Oregon - 0.21%
City of Portland
4.10%, 06/01/2008	360,000	359,636
4.30%, 06/01/2011	410,000	407,376
4.30%, 06/01/2012	295,000	291,298
4.35%, 06/01/2013	320,000	314,474
4.45%, 06/01/2014	300,000	293,889
		1,666,673
Pennsylvania - 2.19%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,607,776

Commonwealth Financing Authority
4.95%, 06/01/2008	3,000,000	3,008,280
4.97%, 06/01/2016	500,000	502,860
5.00%, 06/01/2009	4,170,000	4,207,447
5.08%, 06/01/2010	50,000	50,722
5.13%, 06/01/2012	985,000	1,003,459
5.24%, 06/01/2014	500,000	510,215

Pennsylvania Housing Finance Agency
5.76%, 10/01/2037	4,170,000	4,200,024

Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,980,480
		17,071,263
Rhode Island - 0.07%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	577,283

Texas - 0.70%
Texas Department of Housing & Community Affairs
7.01%, 09/01/2026	4,595,000	4,821,579

Texas Public Finance Authority
4.90%, 12/15/2009 (b)	625,000	625,000
		5,446,579
The accompanying notes are an integral part of the financial statements.

18	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Utah - 3.72%
Utah Housing Corp.
4.55%, 07/01/2015	$400,000	$399,448
4.80%, 07/01/2017	3,630,000	3,647,932
4.87%, 07/20/2014	150,000	152,723
4.96%, 07/01/2016	1,020,000	1,021,438
5.11%, 07/01/2017	1,000,000	1,002,870
5.23%, 07/01/2017	635,000	642,169
5.26%, 07/20/2018	640,000	652,384
5.50%, 07/01/2016	2,635,000	2,693,392
5.88%, 07/01/2034	915,000	920,920
5.92%, 07/01/2034	2,500,000	2,525,925
6.10%, 07/20/2028	1,385,000	1,439,472
6.12%, 01/01/2035	3,000,000	3,060,840
6.21%, 07/20/2018	950,000	994,403
6.21%, 07/01/2034	2,000,000	2,081,900
6.21%, 01/01/2035	5,000,000	5,129,350
6.25%, 07/20/2018	675,000	698,976

West Jordan Redevelopment Agency
4.92%, 06/01/2009	565,000	569,837
5.00%, 06/01/2010	835,000	846,882
5.38%, 06/01/2018	530,000	530,784
		29,011,645
Virginia - 5.03%
Arlington County Industrial Development Authority
5.00%, 02/01/2016 (b)	300,000	300,000

Virginia Housing Development Authority
4.40%, 09/01/2012	1,320,000	1,303,157
4.82%, 03/01/2016	1,070,000	1,041,720
4.84%, 12/01/2013	795,000	794,595
4.89%, 12/01/2014	2,485,000	2,472,128
5.00%, 12/25/2032	1,519,178	1,488,795
5.07%, 03/01/2023	3,880,000	3,609,642
5.35%, 12/01/2019	2,145,000	2,121,491
5.50%, 12/01/2020	500,000	496,085
5.50%, 06/25/2034	8,498,776	8,512,060
5.50%, 03/25/2036	4,419,539	4,426,446
5.70%, 11/01/2022	1,250,000	1,271,487
5.97%, 11/01/2024	1,405,000	1,433,788
6.00%, 05/01/2013	1,000,000	1,021,440
6.02%, 01/01/2028	500,000	506,010
6.25%, 11/01/2029	4,365,000	4,488,922
6.50%, 06/25/2032	1,251,164	1,286,744
6.75%, 03/01/2010	500,000	522,900
7.13%, 11/01/2014	2,060,000	2,104,578
		39,201,988
Washington - 0.21%
State of Washington
4.40%, 07/01/2009	1,000,000	1,002,680

Washington State Housing Finance Commission
4.87%, 12/01/2040 (b)	675,000	675,000
		1,677,680
Wyoming - 0.15%
Wyoming Community Development Authority
5.65%, 12/01/2015	1,120,000	1,158,024
TOTAL MUNICIPAL BONDS (Cost $245,913,662)		248,607,153

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
MISCELLANEOUS INVESTMENTS - 1.00%
Community Reinvestment Revenue Note - A1, 5.68%,
06/01/2031 (c)	$283,687	$285,356
Community Reinvestment Revenue Note - A3, 5.90%,
06/01/2031 (c)	385,000	403,805
CRF Affordable Housing, 5.50%, 04/25/2035 (b)(c)	7,108,104	7,113,135

TOTAL MISCELLANEOUS INVESTMENTS
(Cost $7,896,656)		7,802,296

SHORT TERM INVESTMENTS - 2.61%
Certificate of Deposit - 0.02%
Latino Community Credit
5.15%, 05/10/2008	100,000	100,000

Self Help Credit Union
5.14%, 07/05/2008	100,000	100,000
		200,000

	Shares
Money Market Fund - 2.59%
Evergreen Institutional Money Market Fund, 4.88% (d)	20,191,085	20,191,085

TOTAL SHORT TERM INVESTMENTS
(Cost $20,391,085)		20,391,085

Total Investments (Cost $771,928,910) - 100.07%		780,560,213
Liabilities in Excess of Other Assets, Net - (0.07)%		(551,319)
NET ASSETS - 100.00%		$780,008,894

Footnotes
The following information for the Fund is presented on an income tax basis as of November 30, 2007:
Cost of Investments	$771,928,910
Gross Unrealized Appreciation	10,377,518
Gross Unrealized Depreciation	(1,746,215)
Net Unrealized Appreciation	$8,631,303

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.
(a)
Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at November 30, 2007 was $19,515,353, which represents 2.50% of total net assets.

(b)	Variable rate security. The coupon rate shown is the effective rate as of November 30, 2007.
(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold only to qualified institutional buyers in transactions exempt from registration. At November 30, 2007, these securities amounted to $7,802,296, which represents 1.00% of total net assets.

(d)	The rate shown is the 7-day effective yield as of November 30, 2007.

FGLMC —Federal Home Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

20	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Assets and Liabilities as of November 30, 2007 (Unaudited)

Assets:
Investments, at market (identified cost - $771,928,910)	$780,560,213
Cash	4,781
Receivables:
Interest	6,412,229
Investment securities sold	3,025,781
Capital shares sold	7,961
Prepaid expenses	99,333
Total Assets	$790,110,298
Liabilities:
Payables:
Investment securities purchased	$7,137,856
Distributions payable	1,814,795
Capital shares redeemed	482,047
Advisory fees due to Advisor	254,403
Distribution 12b-1 fees	157,613
Shareholder servicing fees	63,045
Administration fees	38,160
Trustees’ fees	16,618
Other accrued expenses	136,867
Total Liabilities	$10,101,404
Net Assets:	$780,008,894
Net Assets consist of:
Paid-in capital	$778,809,052
Undistributed net investment income	6,419
Accumulated net realized loss on investments	(7,437,880)
Net unrealized appreciation on investments	8,631,303
Net Assets	$780,008,894
Net Assets — CRA Shares (unlimited shares of beneficial
interest with no par value authorized; 72,904,650 shares	$772,266,016
outstanding)
Net Assets — Institutional Shares (unlimited shares of beneficial
interest with no par value authorized; 644,277 shares outstanding)	$6,820,009
Net Assets — Retail Shares (unlimited shares of beneficial interest
with no par value authorized; 87,220 shares outstanding)	$922,869
Net Asset Value, offering and redemption price per share —
CRA Shares	$10.59
Net Asset Value, offering and redemption price per share —
Institutional Shares	$10.59
Net Asset Value, offering and redemption price per share —
Retail Shares	$10.58

The accompanying notes are an integral part of the financial statements.

21

Statement of Operations for the six-month period ended November 30, 2007 (Unaudited)

Investment Income:
Interest	$19,875,941
Dividends	448,333
Total investment income	$20,324,274
Expenses:
Investment advisory fees	$1,511,352
Distribution fees — CRA Shares	935,313
Distribution fees — Retail Shares	1,054
Special administrative services fees — CRA Shares	374,123
Shareholder servicing fees — Retail Shares	422
Accounting and administration fees	226,698
Professional fees	195,707
Trustees’ fees	91,082
Transfer agent fees	64,300
Insurance expense	56,182
Chief Compliance Officer fees	49,986
Custodian fees	49,706
Registration and filing expenses	31,432
Printing expense	28,537
Consulting fees	21,730
Interest expense	340
Other	49,154
Total net expenses	3,687,118
Net investment income	$16,637,156
Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	$(2,218,661)
Net change in unrealized appreciation on investments	20,902,305
Net realized and unrealized gain on investments	$18,683,644
Net increase in net assets resulting from operations:	$35,320,800

The accompanying notes are an integral part of the financial statements.

22	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2007 (Unaudited)	For the Fiscal Year Ended May 31, 2007
Operations:
Net investment income	$16,637,156	$31,314,294
Net realized loss on investments	(2,218,661)	(2,783,872)
Net change in unrealized appreciation
on investments	20,902,305	10,400,508
Net increase in net assets resulting
from operations	35,320,800	38,930,930
Dividends and distributions to
shareholders from:
Net investment income
CRA Shares	(16,577,982)	(31,291,128)
Institutional Shares	(157,439)	(50,710)
Retail Shares	(18,872)	(2,943)
Total dividends and distributions	(16,754,293)	(31,344,781)
Capital share transactions:
CRA Shares
Shares sold	23,696,540	94,343,684
Shares reinvested	6,136,824	12,127,997
Shares redeemed	(16,518,455)	(22,252,621)
	13,314,909	84,219,060
Institutional Shares(a)
Shares sold	58,611	6,471,191
Shares reinvested	157,439	50,710
Shares redeemed	(27)	—
	216,023	6,521,901
Retail Shares(a)
Shares sold	114,954	770,100
Shares reinvested	18,816	2,943
	133,770	773,043
Increase in net assets from capital
share transactions	13,664,702	91,514,004
Increase in net assets	32,231,209	99,100,153

Net Assets:
Beginning of period	747,777,685	648,677,532
End of period	$780,008,894	$747,777,685
Undistributed net investment income	$6,419	$123,556
(a) Class commenced operations on March 2, 2007.

The accompanying notes are an integral part of the financial statements.

23

Statement of Changes in Net Assets (Continued)

Share Transactions:	For the Six-Month Period Ended November 30, 2007 (Unaudited)	For the Fiscal Year Ended May 31, 2007
CRA Shares
Shares sold	2,274,655	9,052,093
Shares reinvested	589,793	1,164,992
Shares redeemed	(1,596,995)	(2,127,144)
Increase in shares	1,267,453	8,089,941
CRA Shares outstanding at beginning of period	71,637,197	63,547,256
CRA Shares outstanding at end of period	72,904,650	71,637,197
Institutional Shares(a)
Shares sold	5,588	618,672
Shares reinvested	15,142	4,878
Shares redeemed	(3)	—
Increase in shares	20,727	623,550
Institutional Shares outstanding at
beginning of period	623,550	—
Institutional Shares outstanding at end of period	644,277	623,550
Retail Shares(a)
Shares sold	11,098	74,027
Shares reinvested	1,810	285
Increase in shares	12,908	74,312
Retail Shares outstanding at beginning of period	74,312	—
Retail Shares outstanding at end of period	87,220	74,312
(a) Class commenced operations on March 2, 2007.

The accompanying notes are an integral part of the financial statements.

24	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights —Per share data (for a share outstanding throughout each year or period)

	CRA Shares
	For the Six-Month Period Ended 11/30/07 (Unaudited)		For the Fiscal Year Ended 5/31/07	For the Fiscal Year Ended 5/31/06	For the Fiscal Year Ended 5/31/05	For the Fiscal Year Ended 5/31/04	For the Fiscal Year Ended 5/31/03
Net Asset Value, Beginning of period	$10.34		$10.21	$10.75	$10.49	$11.14	$10.39
Investment Operations:
Net investment income(a)	0.23		0.46	0.43	0.39	0.39	0.48
Net realized and unrealized
gain/(loss) on investments(a)	0.25		0.13	(0.54)	0.26	(0.56)	0.75
Total from investment operations	0.48		0.59	(0.11)	0.65	(0.17)	1.23
Dividends and distributions from:
Net investment income	(0.23)		(0.46)	(0.43)	(0.39)	(0.39)	(0.48)
Realized capital gains	-		-	-	-	(0.09)	-
Total dividends and distributions	(0.23)		(0.46)	(0.43)	(0.39)	(0.48)	(0.48)
Net Asset Value, End of period	$10.59		$10.34	$10.21	$10.75	$10.49	$11.14
Total return(b)	4.71%		5.83%	(1.07)%	6.25%	(1.61)%	12.11%
Ratios/Supplemental data
Net assets, end of period (in 000's)	$772,266		$740,569	$648,678	$619,986	$466,759	$308,092
Ratio of expenses to average net assets:
Before advisory fee waiver	0.98%	(c)	0.95%	0.95%	0.96%	0.99%	1.02%
After advisory fee waiver	0.98%	(c)	0.95%	0.95%	0.96%	0.99%	1.00%
Ratio of net investment income to
average net assets:
Before advisory fee waiver	4.41%	(c)	4.42%	4.09%	3.66%	3.65%	4.48%
After advisory fee waiver	4.41%	(c)	4.42%	4.09%	3.66%	3.65%	4.50%
Portfolio turnover rate	16.51%	(d)	39.10%	48.89%	50.46%	54.04%	70.60%
(a) Based on the average daily number of shares outstanding during the period. (b) Returns are for the period indicated and have not been annualized . (c) Annualized . (d) Not annualized .

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights —Per share data (for a share outstanding throughout each year or period) (Continued)

	Institutional Shares
	For the Six-Month Period Ended 11/30/07 (Unaudited)		For the Period Ended 5/31/07(b)
Net Asset Value, Beginning of period	$10.33		$10.51
Investment Operations:
Net investment income(a)	0.25		0.12
Net realized and unrealized
gain/(loss) on investments(a)	0.26		(0.18)
Total from investment operations	0.51		(0.06)
Dividends and distributions from:
Net investment income	(0.25)		(0.12)
Total dividends and distributions	(0.25)		(0.12)
Net Asset Value, End of period	$10.59		$10.33
Total return(c)	5.00%		(0.54)%
Ratios/Supplemental data
Net assets, end of period (in 000’s)	$6,820		$6,442
Ratio of expenses to average net assets:
Before advisory fee waiver	0.63%	(d)	0.63%	(d)
After advisory fee waiver	0.63%	(d)	0.63%	(d)
Ratio of net investment income to
average net assets:
Before advisory fee waiver	4.76%	(d)	4.77%	(d)
After advisory fee waiver	4.76%	(d)	4.77%	(d)
Portfolio turnover rate	16.51%	(e)	39.10%	(e)

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized .
(d) Annualized .
(e) Not annualized .

The accompanying notes are an integral part of the financial statements.

26	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights —Per share data (for a share outstanding throughout each year or period) (Continued)

	Retail Shares
	For the Six-Month Period Ended 11/30/07 (Unaudited)		For the Period Ended 5/31/07(b)
Net Asset Value, Beginning of period	$10.33		$10.51
Investment Operations:
Net investment income(a)	0.23		0.12
Net realized and unrealized
gain/(loss) on investments(a)	0.25		(0.18)
Total from investment operations	0.48		(0.06)
Dividends and distributions from:
Net investment income	(0.23)		(0.12)
Total dividends and distributions	(0.23)		(0.12)
Net Asset Value, End of period	$10.58		$10.33
Total return(c)	4.72%		(0.61)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$923		$767
Ratio of expenses to average net assets:
Before advisory fee waiver	0.98%	(d)	1.00%	(d)
After advisory fee waiver	0.98%	(d)	1.00%	(d)
Ratio of net investment income to
average net assets:
Before advisory fee waiver	4.41%	(d)	4.51%	(d)
After advisory fee waiver	4.41%	(d)	4.51%	(d)
Portfolio turnover rate	16.51%	(e)	39.10%	(e)

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized .
(d) Annualized .
(e) Not annualized .

The accompanying notes are an integral part of the financial statements.

27

Notes to Financial Statements November 30, 2007 (Unaudited)

Note 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Such valuation methodologies are approved on a quarterly basis by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. The Advisor has determined that all investments held by the Fund are liquid.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the schedule of investments on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

28	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. At November 30, 2007, the Fund had no repurchase agreements outstanding.

Reverse Repurchase Agreements. The Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. At November 30, 2007, the Fund had no reverse repurchase agreements outstanding.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

29

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2007 were as follows:

	Shares	Amount
CRA Shares
Shares sold	2,274,655	$23,696,540
Shares reinvested	589,793	6,136,824
Shares redeemed	(1,596,995)	(16,518,455)
Net increase	1,267,453	$13,314,909
Institutional Shares
Shares sold	5,588	$58,611
Shares reinvested	15,142	157,439
Shares redeemed	(3)	(27)
Net increase	20,727	$216,023
Retail Shares
Shares sold	11,098	$114,954
Shares reinvested	1,810	18,816
Net increase	12,908	$133,770

30	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Transactions in shares of the Fund for the fiscal year ended May 31, 2007 were as follows:

	Shares	Amount
CRA Shares
Shares sold	9,052,093	$94,343,684
Shares reinvested	1,164,992	12,127,997
Shares redeemed	(2,127,144)	(22,252,621)
Net increase	8,089,941	$84,219,060
Institutional Shares (a)
Shares sold	618,672	$6,471,191
Shares reinvested	4,878	50,710
Net increase	623,550	$6,521,901
Retail Shares (a)
Shares sold	74,027	$770,100
Shares reinvested	285	2,943
Net increase	74,312	$773,043

(a) Class commenced operations on March 2, 2007.

Note 3 - INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2007, were as follows:

Purchases:
U.S. Government	$89,472,031
Other	35,086,214
Sales and Maturities:
U.S. Government	$93,262,367
Other	26,951,114

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At November 30, 2007, gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$10,377,518
Gross unrealized depreciation	(1,746,215)
Net appreciation on investments	$8,631,303

31

Note 4 - ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.40% of the Fund’s average daily net assets. For the six-month period ended November 30, 2007, the Advisor was entitled to receive advisory fees of $1,511,352.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.10% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2007, the Advisor was entitled to receive fees of $374,123 pursuant to the Special Administrative Services Agreement.

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2007, the Fund incurred distribution expenses of $935,313 and $1,054 with respect to CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund does not expect to pay more than 0.10% in the aggregate under the services plan for personal liaison and administrative support services through May 31, 2008. For the six-month period ended November 30, 2007, the Fund incurred expenses under the services plan of $422.

32	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

For the six-month period ended November 30, 2007, the Advisor has contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses (excluding acquired fund fees and expenses) exceed1.00% of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares. For the six-month period ended November 30, 2007, the Advisor was not required to reimburse any Fund expenses.

The President and Treasurer of the Fund are affiliated with the Advisor.

Note 5 - DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2007	Fiscal Year Ended May 31, 2006
Distributions paid from:
Ordinary income	$31,344,781	$26,075,234
Total distributions	$31,344,781	$26,075,234

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2007, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$1,797,687
Capital loss carryforwards	(3,867,314)
Post-October losses	(1,351,604)
Other temporary differences	(1,674,132)
Unrealized depreciation, net	(12,271,302)
Accumulated losses, net	$(17,366,665)

33

For tax purposes, for the year ended May 31, 2007, the Fund distributed $31,147,033, on a cash basis, of ordinary income. The Fund had tax basis capital losses of $1,462,428, $2,000,953 and $403,933 available to offset future net capital gains through May 31, 2015, 2014 and 2013, respectively.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2008; should the Fund realize net capital losses in fiscal 2008 the losses will be carried forward and available for future years.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through May 31, 2007 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

Note 6 - CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 - NEW ACCOUNTING PRONOUNCEMENTS

FASB Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” threshold, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund’s financial statements upon adoption. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

34	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

FASB Statement 157
On September 15, 2006, the FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of November 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the Fund’s financial statements; however, additional disclosures may be required relating to the inputs used to develop fair value measurements and the effect of certain of the measurements on changes in net assets for the period.

Note 8 - PROXY POLICIES & N-Q FILINGS

Proxy Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

NOTES

NOTES

Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Street
Philadelphia, PA 19103-6996

Independent Auditors:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the
Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ▪ Suite 101 ▪ Weston, FL 33331
954-217-7999 ▪ Fax: 954-385-9299 ▪ Toll Free: 877-272-1977 ▪ www.ccmfixedincome.com

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: February 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: February 6, 2008

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer

Date: February 6, 2008